Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

The Company evaluated subsequent events, if any, that would require an adjustment to the Company’s financial statements or require disclosure in the notes to the financial statements through August 11, 2026, the date the financial statements were issued. Where applicable, the notes to these financial statements have been updated to discuss significant subsequent events which have occurred.

Additionally, the Company identified the following subsequent events for disclosure:

The Board has approved seeking stockholder approval for a reverse stock split with a possible ratio from 2-for-1 to 50-for-1, with the exact ratio to be determined by the Board at a later date, and with the Board retaining the discretion to decide not to pursue a reverse stock split.

18. SUBSEQUENT EVENTS

The Company evaluated subsequent events, if any, that would require an adjustment to the Company’s financial statements or require disclosure in the notes to the financial statements through March 17, 2026, the date the financial statements were available to be issued. Where applicable, the notes to these financial statements have been updated to discuss significant subsequent events which have occurred.

Additionally, the Company identified the following subsequent events for disclosure:

Bold Technologies Intellectual Property Asset Acquisition

On February 2, 2026, the Company exercised an option to acquire certain intellectual property of Bold Technologies, Inc. The option exercise resulted in the acquisition of certain intellectual property in exchange for non-cash consideration with an aggregate value of $0.5 million, payable in shares of the Company’s common stock.

The assets acquired consist primarily of software source code and repositories, proprietary algorithms and architectures, trade secrets and technical know-how, data and databases, domain names and related web and application listings, design files and documentation, and associated operational credentials and access rights. No liabilities were assumed as part of the transaction, and no employees or substantive processes were acquired.

Two Prime Credit Facility

On February 5, 2026 the Company received a collateral maintenance notice under its outstanding Credit Facility as a result of the decline in the market price of bitcoin below the collateral maintenance threshold. In accordance with the terms of the Credit Facility, the Company provided an additional 50 bitcoin as collateral within the required notification period to satisfy the collateral maintenance requirements. The Company is in compliance with all collateral maintenance requirements as of March 17, 2026, the date the financial statements were available to be issued.

Sale of Bitcoin

Between January 1, 2026, and March 17, 2026, the Company sold 200 bitcoin for $14.4 million, or approximately $71.9 thousand per bitcoin, from Fold’s Investment Treasury. Proceeds from the sale of bitcoin, together with the cash obtained from the closing of the Purchase Agreement (as defined below) were used to pay off the June 2025 Amended Investor Note.

Debt Restructuring

On February 25, 2026, the Company entered into a Purchase Agreement (the “Purchase Agreement”) with SATS Credit Fund L.P. (“SATS”), an affiliate of the Company’s lead director. Pursuant to the Purchase Agreement, SATS purchased from the Company a $13.0 million senior unsecured promissory note, repayable in cash, bearing interest at 10% per annum (the “New Note”), and 520,000 shares of the Company’s common stock (the “Initial Commitment Shares”). The New Note matures in one year, is prepayable without penalty, and includes certain mandatory prepayment provisions based on the market price of bitcoin. The New Note is renewable for an additional one-year term upon the mutual consent of the Company and SATS and the issuance of additional 520,000 shares of the Company’s common stock (the “Renewal Commitment Shares”).

On February 26, 2026, in connection with the closing of the Purchase Agreement, the Company repaid the March 2025 Investor Note with 500 bitcoin. No penalties or fees were incurred in connection with the termination.

On February 27, 2026, the Company repaid the June 2025 Amended Investor Note with $27.5 million. The total cash consideration for repayment of the Investor Note consisted of $20 million related to the principal outstanding and $7.5 million related to the special interest payment as further described in Note 13.